Average Annual Total Returns{- Consumer Discretionary Portfolio} - 02.28 VIP Sector Funds Investor Combo PRO-21 - Consumer Discretionary Portfolio	VIP Consumer Discretionary Portfolio-Investor VIP Return Before Taxes Past 1 year	VIP Consumer Discretionary Portfolio-Investor VIP Return Before Taxes Past 5 years	VIP Consumer Discretionary Portfolio-Investor VIP Return Before Taxes Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F1505 Past 1 year	F1505 Past 5 years	F1505 Past 10 years
Total	19.32%	20.01%	17.79%	28.71%	18.47%	16.55%	24.99%	23.63%	20.48%